Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 17, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of dividends [line items]
Tax rate		30.00%	30.00%	30.00%
Proceeds/(settlements) of cash management related instruments		$ (401)	$ 85	$ 296
Major ordinary share transactions [member]
Disclosure of dividends [line items]
Dividend per share, after period-end	$ 2		$ 0.55	$ 0.78
Dividend amount, after period-end	$ 10,114		$ 2,782	$ 3,944
Proceeds/(settlements) of cash management related instruments		$ 8
BHP Group Limited [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2
Tax rate		30.00%
BHP Group Plc [member]
Disclosure of dividends [line items]
Number of ordinary shares represented by each American Depositary Share		2